United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3385

(Investment Company Act File Number)

Federated MDT Stock Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/15

Date of Reporting Period: Quarter ended 01/31/15

Item 1. Schedule of Investments

Federated MDT Stock Trust
Portfolio of Investments
January 31, 2015 (unaudited)
Shares			Value
		COMMON STOCKS—97.5%
		Basic Industries—4.1%
3,900		Ashland, Inc.	$462,229
38,300		Avery Dennison Corp.	2,001,941
72,302		Bunge Ltd.	6,473,198
77,200		Domtar, Corp.	2,956,760
178,300		Freeport-McMoRan, Inc.	2,997,223
15,900		International Paper Co.	837,294
18,900		Pentair PLC	1,168,209
22,600		Rock-Tenn Co., Class A	1,466,740
83,700		United States Steel Corp.	2,045,628
		TOTAL	20,409,222
		Capital Goods—6.6%
70,300		AGCO Corp.	3,046,802
22,100		Babcock & Wilcox Co.	601,783
92,100		Caterpillar, Inc.	7,365,237
35,200		Deere & Co.	2,998,688
35,400		Eaton Corp. PLC	2,233,386
21,500	[1]	First Solar, Inc.	909,880
92,030		General Cable Corp.	1,052,823
197,000		General Electric Co.	4,706,330
21,200		Ingersoll-Rand PLC, Class A	1,407,680
27,900		OshKosh Corp.	1,195,515
60,100		Pitney Bowes, Inc.	1,441,198
22,700		SPX Corp.	1,897,039
37,100		Terex Corp.	834,008
4,300		Textron Inc.	183,008
74,800		Trinity Industries, Inc.	1,979,956
12,900	[1]	WESCO International, Inc.	861,204
		TOTAL	32,714,537
		Consumer Cyclicals—7.9%
54,815		Abercrombie & Fitch Co., Class A	1,398,879
20,400	[1]	Bed Bath & Beyond, Inc.	1,525,308
60,500		Best Buy Co., Inc.	2,129,600
22,000		Big Lots, Inc.	1,010,020
60,500		CVS Health Corp.	5,938,680
49,802		Dillards, Inc., Class A	5,657,507
30,100		Foot Locker, Inc.	1,601,922
17,900		Guess?, Inc.	336,162
98,200		Kohl's Corp.	5,864,504
6,400		Lowe's Cos., Inc.	433,664
35,600		ManpowerGroup, Inc.	2,594,528
32,300		Mattel, Inc.	868,870
64,100	[1]	News Corp., Inc., Class A	954,449
26,200		Stanley Black & Decker Inc.	2,453,630
39,500		Target Corp.	2,907,595
38,300		Wal-Mart Stores, Inc.	3,254,734
		TOTAL	38,930,052

Shares			Value
		COMMON STOCKS—continued
		Consumer Durables—2.8%
170,300		Ford Motor Co.	$2,505,113
89,500		General Motors Co.	2,919,490
63,300		Johnson Controls, Inc.	2,941,551
23,300		Lear Corp.	2,338,155
16,600		Whirlpool Corp.	3,304,728
		TOTAL	14,009,037
		Consumer Staples—6.1%
148,300		Archer-Daniels-Midland Co.	6,915,229
22,100		Coca-Cola Enterprises, Inc.	930,410
115,900		ConAgra Foods, Inc.	4,106,337
24,200		Energizer Holdings, Inc.	3,097,842
54,600		Ingredion, Inc.	4,402,944
51,100		Mondelez International, Inc., Class A	1,800,764
93,500		Newell Rubbermaid, Inc.	3,447,345
42,800	[1]	Pilgrim's Pride Corp.	1,162,020
83,400		Whole Foods Market, Inc.	4,344,723
		TOTAL	30,207,614
		Energy—11.2%
72,900		Apache Corp.	4,561,353
17,600	[1]	Cameron International Corp.	788,128
92,300		Chesapeake Energy Corp.	1,770,314
95,615		Chevron Corp.	9,803,406
95,799		ConocoPhillips	6,033,421
5,200		Devon Energy Corp.	313,404
35,400		Exxon Mobil Corp.	3,094,668
36,700		Hess Corp.	2,476,883
147,974		Marathon Oil Corp.	3,936,108
3,500		Marathon Petroleum Corp.	324,065
84,200		Murphy Oil Corp.	3,781,422
82,400		Nabors Industries Ltd.	948,424
3,300		Occidental Petroleum Corp.	264,000
19,900	[1]	Oil States International, Inc.	817,293
76,800		Phillips 66	5,400,576
45,200		Superior Energy Services, Inc.	904,000
37,200		Tesoro Corp.	3,040,356
126,749		Valero Energy Corp.	6,702,487
		TOTAL	54,960,308
		Financial Services—28.0%
16,600		Ace Ltd.	1,792,136
9,500		Aflac, Inc.	542,260
25,200		Allied World Assurance Holdings Ltd.	974,484
46,700		Allstate Corp.	3,259,193
8,100		American Financial Group, Inc.	470,124
66,600		American International Group, Inc.	3,254,742
26,907		Ameriprise Financial, Inc.	3,361,760
34,260		Assurant, Inc.	2,175,853
92,400		Assured Guaranty Ltd.	2,256,408
34,400		Axis Capital Holdings Ltd.	1,750,960
494,186		Bank of America Corp.	7,486,918
55,400		Bank of New York Mellon Corp.	1,994,400
66,900		BB&T Corp.	2,360,901

Shares			Value
		COMMON STOCKS—continued
		Financial Services—continued
13,500	[1]	Berkshire Hathaway, Inc., Class B	$1,942,785
53,600		Capital One Financial Corp.	3,924,056
16,300		Chubb Corp.	1,595,770
30,200		CIGNA Corp.	3,226,266
99,600		Citigroup, Inc.	4,676,220
71,734		Comerica, Inc.	2,976,961
15,100		Everest Re Group Ltd.	2,587,838
317,900		Fifth Third Bancorp	5,499,670
257,223		First Horizon National Corp.	3,341,327
17,200		GATX Corp.	982,980
44,000		Goldman Sachs Group, Inc.	7,586,040
22,200		Hartford Financial Services Group, Inc.	863,580
234,600		JPMorgan Chase & Co.	12,757,548
137,200		KeyCorp	1,782,228
19,000		Lincoln National Corp.	949,620
72,800		Morgan Stanley	2,461,368
111,300		Navient Corp.	2,197,062
31,700		Northern Trust Corp.	2,072,546
26,800		PartnerRe Ltd.	3,065,920
73,400		PNC Financial Services Group	6,205,236
59,100	[1]	Popular, Inc.	1,822,053
99,450		Prudential Financial, Inc.	7,546,266
64,400		State Street Corp.	4,605,244
131,500		SunTrust Banks, Inc.	5,052,230
82,770		The Travelers Cos., Inc.	8,510,411
17,600		Validus Holdings Ltd.	697,840
130,400		Wells Fargo & Co.	6,770,368
29,435		Zions Bancorp	705,263
		TOTAL	138,084,835
		Health Care—12.0%
47,300		Abbott Laboratories	2,117,148
77,564		Aetna, Inc.	7,121,927
39,800	[1]	Alere, Inc.	1,619,462
42,075		Anthem, Inc.	5,678,442
173,700	[1]	Boston Scientific Corp.	2,572,497
16,700		Cardinal Health, Inc.	1,389,273
71,014		Eli Lilly & Co.	5,113,008
43,700	[1]	HCA Holdings, Inc.	3,093,960
4,181	[1]	Health Net, Inc.	226,485
21,000		Hill-Rom Holdings, Inc.	1,002,960
13,712		Humana, Inc.	2,007,985
23,300		Johnson & Johnson	2,333,262
10,400	[1]	Laboratory Corp. of America Holdings	1,193,712
84,500		Merck & Co., Inc.	5,093,660
340,800		Pfizer, Inc.	10,650,000
20,832		Quest Diagnostics, Inc.	1,480,530
23,700		St. Jude Medical, Inc.	1,561,119
45,300		UnitedHealth Group, Inc.	4,813,125
		TOTAL	59,068,555
		IT Services—9.3%
20,000	[1]	Arrow Electronics, Inc.	1,100,800

Shares			Value
		COMMON STOCKS—continued
		IT Services—continued
103,486		Avnet, Inc.	$4,307,087
56,400		CA, Inc.	1,708,920
105,000		Cisco Systems, Inc.	2,768,325
42,300		Computer Sciences Corp.	2,566,764
149,743		Corning, Inc.	3,559,391
59,600		EMC Corp.	1,545,428
30,700		GameStop Corp., Class A	1,082,175
176,500		Hewlett-Packard Co.	6,376,945
115,909	[1]	Ingram Micro, Inc., Class A	2,918,589
40,200		Jabil Circuit, Inc.	828,522
55,500		Juniper Networks, Inc.	1,261,515
15,856		Lexmark International, Inc., Class A	632,813
77,200		NetApp, Inc.	2,918,160
86,600		Symantec Corp.	2,145,082
83,606	[1]	Tech Data Corp.	4,773,903
210,457		Vishay Intertechnology, Inc.	2,866,424
25,400		Western Digital Corp.	2,469,642
		TOTAL	45,830,485
		Public Utilities—8.3%
85,100		AES Corp.	1,039,922
14,300		Ameren Corp.	647,504
43,000		American Electric Power Co., Inc.	2,700,830
291,901		AT&T, Inc.	9,609,381
153,500		CenturyLink, Inc.	5,705,595
50,400		Consolidated Edison, Inc.	3,491,712
37,100		Edison International	2,528,365
63,400		Entergy Corp.	5,548,134
39,900		Exelon Corp.	1,437,996
88,500		FirstEnergy Corp.	3,569,205
27,900		PG&E Corp.	1,640,799
65,200		Public Service Enterprise Group, Inc.	2,782,736
18,400		Telephone and Data Systems, Inc.	427,800
		TOTAL	41,129,979
		Semiconductors & Semiconductor Equipment—0.3%
37,600		Intel Corp.	1,242,304
		Transportation—0.9%
55,300		Delta Air Lines, Inc.	2,616,243
9,700		FedEx Corp.	1,640,367
		TOTAL	4,256,610
		TOTAL COMMON STOCKS (IDENTIFIED COST $425,726,132)	480,843,538
		INVESTMENT COMPANIES—3.1%
15,151,867	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	15,151,867
		TOTAL INVESTMENTS—100.6% (IDENTIFIED COST $440,877,998)[4]	495,995,405
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[5]	(3,188,490)
		TOTAL NET ASSETS—100%	$492,806,915

1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $440,877,998. The net unrealized appreciation of investments for federal tax purposes was $55,117,407. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $73,206,221 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,088,814.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Stock Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 19, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 19, 2015